Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
External revenues	$ 19,171	$ 30,347	[1]	$ 51,057	[1]
External revenues and other income	25,725	38,597	[1]	59,564	[1]
Cost of revenue	(1,772)	(1,844)	[1]	(1,951)	[1]
Research and development expenses	(97,501)	(117,840)	[1]	(77,048)	[1]
Selling, general and administrative expenses	(17,494)	(22,882)	[1]	(22,513)	[1]
Total operating expenses	(115,390)	(142,077)	[1]	(101,875)	[1]
Operating income (loss) before tax	(89,666)	(103,481)	[1]	(42,311)	[1]
Net financial gain (loss)	(8,935)	6,731	[1]	(11,270)	[1]
Income Tax	(87)	0	[1]	0	[1]
Net income (loss) from discontinued operations	(15,345)	(28,358)	[1]	(43,902)	[1]
Net income (loss)	(114,034)	(125,107)	[1]	(97,483)	[1]
Non-controlling interests	(7,894)	(10,910)	[1]	(16,409)	[1]
Net income (loss) attributable to shareholders of Cellectis	(106,139)	(114,197)	[1]	(81,074)	[1]
IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues and other income	25,881	67,071		82,456
Cost of revenue	(1,772)	(31,360)		(36,275)
Research and development expenses	(108,903)	(129,030)		(86,951)
Selling, general and administrative expenses	(27,849)	(37,869)		(44,201)
Other operating income and expenses	1,791	511		(466)
Total operating expenses	(136,733)	(197,748)		(167,893)
Operating income (loss) before tax	(110,852)	(130,677)		(85,437)
Net financial gain (loss)	(3,095)	5,570		(12,046)
Income Tax	(87)
Net income (loss) from discontinued operations	(15,345)	(28,358)		(43,902)
Net income (loss)	(114,034)	(125,107)		(97,483)
Non-controlling interests	(7,894)	(10,910)		(16,409)
Net income (loss) attributable to shareholders of Cellectis	(106,139)	(114,197)		(81,074)
Adjustment of share-based compensation attributable to shareholders of Cellectis	8,071	12,497		14,365
Adjusted net income (loss) attributable to shareholders of Cellectis	(98,068)	(101,700)		(66,709)
Depreciation and amortization	(11,663)	(7,579)		(9,819)
Additions to tangible and intangible assets	2,853	16,638		50,599
Research and Development [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	4,563	10,290		7,591
Selling, General and Administration [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	3,508	2,207		6,774
Plants [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues and other income	157	28,475		22,892
Cost of revenue	0	(29,517)		(34,324)
Research and development expenses	(11,402)	(11,190)		(9,903)
Selling, general and administrative expenses	(10,354)	(14,987)		(21,688)
Other operating income and expenses	414	23		(103)
Total operating expenses	(21,343)	(55,671)		(66,018)
Operating income (loss) before tax	(21,186)	(27,196)		(43,126)
Net financial gain (loss)	5,840	(1,162)		(776)
Net income (loss) from discontinued operations	(15,345)	(28,358)		(43,902)
Net income (loss)	(15,345)	(28,358)		(43,902)
Non-controlling interests	(7,894)	(10,910)		(16,409)
Net income (loss) attributable to shareholders of Cellectis	(7,451)	(17,448)		(27,493)
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,027	1,004		4,337
Adjusted net income (loss) attributable to shareholders of Cellectis	(5,424)	(16,444)		(23,156)
Depreciation and amortization	(1,086)	(1,208)		(1,869)
Additions to tangible and intangible assets	873	1,187		1,786
Plants [member] | Research and Development [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	465	909		801
Plants [member] | Selling, General and Administration [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,562	95		3,536
Therapeutics [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues and other income	25,725	38,597		59,564
Cost of revenue	(1,772)	(1,844)		(1,951)
Research and development expenses	(97,501)	(117,840)		(77,048)
Selling, general and administrative expenses	(17,494)	(22,882)		(22,513)
Other operating income and expenses	1,377	488		(363)
Total operating expenses	(115,390)	(142,077)		(101,875)
Operating income (loss) before tax	(89,666)	(103,481)		(42,311)
Net financial gain (loss)	(8,935)	6,731		(11,270)
Income Tax	(87)
Net income (loss) from discontinued operations
Net income (loss)	(98,689)	(96,749)		(53,581)
Non-controlling interests	0	0		0
Net income (loss) attributable to shareholders of Cellectis	(98,689)	(96,749)		(53,581)
Adjustment of share-based compensation attributable to shareholders of Cellectis	6,043	11,493		10,028
Adjusted net income (loss) attributable to shareholders of Cellectis	(92,645)	(85,256)		(43,553)
Depreciation and amortization	(10,577)	(6,371)		(7,950)
Additions to tangible and intangible assets	1,980	15,451		48,813
Therapeutics [member] | Research and Development [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	4,098	9,381		6,790
Therapeutics [member] | Selling, General and Administration [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,945	2,113		3,238
Operating Segments [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues	19,328	57,293		73,949
Operating Segments [member] | Plants [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues	157	26,946		22,892
Operating Segments [member] | Therapeutics [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues	19,171	30,347		51,057
Inter-segment Revenues [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External other income	6,553	9,778		8,507
Inter-segment Revenues [member] | Plants [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External other income	0	1,528		0
Inter-segment Revenues [member] | Therapeutics [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External other income	$ 6,553	$ 8,250		$ 8,507

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)